Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands, except percentage)
Loss from non-China operations	$(422,860)	$(145,244)	$(148,862)
Income from China operations	550,946	648,026	569,517
Total income before income tax expenses	$128,086	$502,782	$420,655
Income tax expense (benefits) applicable to non-China operations	$(14,176)	$45,441	$22,671
Income tax expense applicable to China operations	44,453	99,846	87,879
Total income tax expenses	$30,277	$145,287	$110,550
Effective tax rate for China operations	8.1%	15.4%	15.4%
Effective tax rate for the Group	23.6%	28.9%	26.3%

Schedule of current and deferred portion of income tax expense

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Current income tax expense	$55,098	$121,249	$92,823
Deferred tax expense (benefit)	(24,821)	24,038	17,727
Income tax expense	$30,277	$145,287	$110,550

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2022	2023	2024
PRC Statutory EIT rate(1)	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(29.7)%	(9.5)%	(11.0)%
Research and development super-deduction	(21.1)%	(4.4)%	(5.3)%
Non-deductible expenses and non-taxable income and others (2)	(30.1)%	(3.5)%	(1.0)%
Change in valuation allowance	8.2%	5.0%	4.4%
Effect of PRC withholding tax	—	8.7%	5.2%
Tax rate difference from statutory rate in other jurisdictions	71.3%	7.6%	9.0%
Effective tax rate for the Group	23.6%	28.9%	26.3%
(1)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	The item included the impact of uncertain tax positions recognized in 2021 and the reversal of uncertain tax positions in 2022.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2023	2024

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	$49,802	$53,713
Investment-related impairment	50,441	55,730
Depreciation, accounts receivable, accrued and other liabilities	72,207	78,202
Valuation allowance	(129,188)	(147,678)
Net deferred tax assets	$43,262	$39,967

Deferred tax liabilities:
Acquired intangible assets	$28,528	$21,283
Depreciation	1,769	1,541
Unrealized investment-related gain	12,282	12,171
Withholding tax	23,365	25,422
Others	207	635
Total deferred tax liabilities	$66,151	$61,052